Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or their underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or their underlying collateral	(65)	(161)
Servicing fees	0	0
Cash received on interests that continue to be held	329	582